Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at fair value) (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Assets
Financial assets at fair value through profit or loss	€ 103,370	€ 96,187
Financial assets at fair value through other comprehensive income	35,895	34,468
Financial Liabilities
Financial liabilities at fair value through profit or loss	82,781	77,942
Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	6,534	8,299
Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	48,114	44,707
Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	768	1,395
Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	27,365	23,540
Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss	54,998	54,256
Financial assets at fair value through other comprehensive income	1,056	1,680
Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	8,037	8,657
Financial assets at fair value through other comprehensive income	1,862	2,306
Debt Securities [member]
Financial Assets
Financial assets at fair value through profit or loss	9,514	9,323
Financial assets at fair value through other comprehensive income	32,977	30,483
Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	30,821	23,951
Level 1 [member]
Financial Assets
Financial assets at fair value through profit or loss	11,276	13,471
Financial assets at fair value through other comprehensive income	33,279	32,165
Financial Liabilities
Financial liabilities at fair value through profit or loss	1,879	2,527
Level 1 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	1,124	1,081
Level 1 [member] | Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	1
Level 1 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	699	1,388
Level 1 [member] | Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	55	58
Level 1 [member] | Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss		0
Level 1 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	7,897	8,508
Financial assets at fair value through other comprehensive income	1,687	2,024
Level 1 [member] | Debt Securities [member]
Financial Assets
Financial assets at fair value through profit or loss	3,378	4,963
Financial assets at fair value through other comprehensive income	31,592	30,141
Level 1 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	1
Level 2 [member]
Financial Assets
Financial assets at fair value through profit or loss	89,225	79,909
Financial assets at fair value through other comprehensive income	1,385	343
Financial Liabilities
Financial liabilities at fair value through profit or loss	80,505	74,924
Level 2 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	5,231	7,034
Level 2 [member] | Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	48,111	44,707
Level 2 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	70	7
Level 2 [member] | Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	27,094	23,176
Level 2 [member] | Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss	53,733	52,668
Level 2 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	2	2
Level 2 [member] | Debt Securities [member]
Financial Assets
Financial assets at fair value through profit or loss	4,867	3,441
Financial assets at fair value through other comprehensive income	1,385	343
Level 2 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	30,623	23,797
Level 3 [member]
Financial Assets
Financial assets at fair value through profit or loss	2,870	2,807
Financial assets at fair value through other comprehensive income	1,231	1,961
Financial Liabilities
Financial liabilities at fair value through profit or loss	398	490
Level 3 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	180	184
Level 3 [member] | Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	2
Level 3 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	0	0
Level 3 [member] | Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	217	305
Level 3 [member] | Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss	1,265	1,588
Financial assets at fair value through other comprehensive income	1,056	1,680
Level 3 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	138	148
Financial assets at fair value through other comprehensive income	176	281
Level 3 [member] | Debt Securities [member]
Financial Assets
Financial assets at fair value through profit or loss	1,269	919
Level 3 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	€ 197	€ 154